Document And Entity Information	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	Overland Advantage
Entity Central Index Key	0001965934
Entity Emerging Growth Company	true
Entity File Number	814-01698
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-6424189
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152-0002
City Area Code	212
Local Phone Number	672-5088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE